LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
12.	LONG-TERM INVESTMENTS

Long-term investments include the investments on common stocks in the following investees as of December 31, 2015:

Name of investee	Percentage of ownership	in millions of $
Renew Akshay Urja Private Limited	44%	15.8
Others		1.3

Investments accounted for under the equity method

The movement of the investments accounted for under equity method is as follows:

in millions of $	For the year ended December 31,
	2014	2015

At beginning of the year	-	-
Investment	-	16.9
Acquired in the Transaction	-	1.1
Share of loss of equity method investment	-	(0.6)
Effects of foreign currency translation	-	(0.3)

At end of the year	-	17.1

There were no indicators of impairment noted for these long-term investments as of December 31, 2015.